Annual Total Returns - FidelityShortDurationHighIncomeFund-RetailPRO - FidelityShortDurationHighIncomeFund-RetailPRO - Fidelity Short Duration High Income Fund - Fidelity Short Duration High Income Fund
Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	0.13%
Annual Return 2015	(3.26%)
Annual Return 2016	10.62%
Annual Return 2017	4.95%
Annual Return 2018	(1.27%)
Annual Return 2019	9.30%
Annual Return 2020	3.96%
Annual Return 2021	3.32%
Annual Return 2022	(6.06%)
Annual Return 2023	10.26%